Exhibit 99.5

To Whom It May Concern:

Westcor Land Title Insurance Company was engaged by Bayview Fund Management LLC as diligence agent to order and review title reports for a population of 1,053 mortgage loans. Said title reports were obtained and reviewed between March 2017 and June 2017. With respect to these 1,053 mortgage loans:

General Findings:

1.	As set forth in the title reports:

a.	For 1,053 mortgage loans, the subject mortgage is recorded in the appropriate recording jurisdiction.

Findings with Respect to Pre-Origination MTG/Non-MTG Liens Only:

1.	As set forth in the title reports:

a.	For 959 mortgage loans, the title/lien search confirms the subject mortgage in expected lien position.

b.	For 83 mortgage loans, the title/lien search does not confirm the subject mortgage in expected lien position, but a clear title policy confirms the lien insured in expected lien position.

c.	For 5 mortgage loans, the title/lien search does not confirm the subject mortgage in expected lien position and a title policy does not confirm the lien insured in expected lien position.

d.	For 6 mortgage loans, the title/lien search does not confirm the subject mortgage in expected lien position and a title policy was unavailable and/or deficient and does not confirm the lien insured in expected lien position.

Findings with Respect to Potentially Superior Post-Origination HOA Liens Only:

1.	As set forth in the title reports:

a.	For 3 mortgage loans, potentially superior post-origination HOA liens/judgments were found of record. For those mortgage loans where an amount was available, the total amount of such potentially superior post-origination HOA liens/judgments is $3,130.77.

600 W Germantown Pike, Suite 450, Plymouth Meeting, PA 19462

Findings with Respect to Potentially Superior Post-Origination Municipal Liens Only:

1.	As set forth in the title reports:

a.	For 33 mortgage loans, potentially superior post-origination municipal liens/judgments were found of record. For those mortgage loans where an amount was available, the total amount of such potentially superior post-origination municipal liens/judgments is $71,980.06.

Thank You,

Westcor Land Title Insurance Company

600 W Germantown Pike, Suite 450, Plymouth Meeting, PA 19462